Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in thousands):

Amount
Unrecognized tax benefits balance at December 31, 2011	$45
Increases related to current and prior year tax positions	—
Settlements and lapses in statutes of limitations	—
Unrecognized tax benefits balance at December 31, 2012	$45

Significant components of deferred tax assets
Significant components of the Company’s deferred tax assets as of December 31, 2012 and 2011 are listed below (in thousands):

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$—	$—
Research and development credits	—	—
Capitalized research and development and other	21,193	11,156
Total deferred tax assets	21,193	11,156
Net deferred tax assets	21,193	11,156
Valuation allowance for deferred tax assets	(21,193)	(11,156)
Net deferred taxes	$—	$—

Provision for income taxes
Income taxes computed by applying the U.S. Federal Statutory rates to income from continuing operations before income taxes are reconciled to the provision for income taxes set forth in the statement of operations as follows (in thousands):

	December 31,
	2012	2011
Income tax benefit at statutory federal rate	$(2,708)	$(4,042)
State tax expense (benefit), net of federal	(445)	(664)
Fair Value of Derivative	(1,221)	—
Expired tax attributes	3,008	3,709
Removal of net operating losses and research and development credits	(2,522)	2,644
Stock compensation expense	—	22
Change in valuation allowance	10,037	167
Other	(6,149)	(1,836)
Provision for income taxes	$—	$—